Supplement to the currently effective Statements of Additional Information for the listed Funds:

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DWS Global Opportunities Fund
DWS International Fund

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DWS Global Opportunities Fund

Effective on or about September 30, 2008, the following replaces similar language in the "Fund Service Providers-Custodian" section of the Fund's Statements of Additional Information:

Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts 02109, serves as custodian to DWS Emerging Markets Equity Fund. JP Morgan Chase Bank, N.A., 1 Chase Manhattan Plaza, New York, NY 10017-2070, serves as custodian to DWS Global Opportunities Fund. Each custodian has entered into agreements with foreign subcustodians approved by the Directors of the Corporations pursuant to Rule 17f-5 of the 1940 Act.


DWS International Fund

Effective on or about October 7, 2008, the following replaces similar language in the "Fund Service Providers-Custodian" section of the Fund's Statements of Additional Information:

Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts 02109, serves as custodian to DWS Global Thematic Fund. JP Morgan, 1 Chase Manhattan Plaza, New York, NY 10017-2070, serves as custodian to the DWS International Fund. Each custodian has entered into agreements with foreign subcustodians approved by the Directors of the Corporations pursuant to Rule 17f-5 of the 1940 Act.